Foreign activities (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

The following table presents consolidated income statement and total assets information by major geographic area. Foreign activities are defined as business transactions that involve customers residing outside of Japan. However, as the MHFG Group’s operations are highly integrated globally, estimates and assumptions have been made for an allocation among the geographic areas.

	Japan	Americas	Europe	Asia/Oceania excluding Japan, and others	Total
	(in billions of yen)
Fiscal year ended March 31, 2010:
Total revenue (1)	2,324.3	284.5	229.6	124.7	2,963.1
Total expenses (2)	1,907.6	134.8	163.0	71.2	2,276.6

Income before income tax expense	416.7	149.7	66.6	53.5	686.5

Net income	784.5	149.2	65.5	47.5	1,046.7

Total assets at end of fiscal year	121,555.8	21,951.5	10,178.7	4,665.5	158,351.5

Fiscal year ended March 31, 2011:
Total revenue (1)	1,943.1	281.6	128.0	144.0	2,496.7
Total expenses (2)	1,627.8	111.6	69.5	76.4	1,885.3

Income before income tax expense	315.3	170.0	58.5	67.6	611.4

Net income	133.7	165.8	57.5	61.1	418.1

Total assets at end of fiscal year	125,412.6	21,795.4	8,521.6	6,256.1	161,985.7

Fiscal year ended March 31, 2012:
Total revenue (1)	1,965.7	251.3	132.0	178.2	2,527.2
Total expenses (2)	1,561.2	104.0	102.9	96.3	1,864.4

Income before income tax expense	404.5	147.3	29.1	81.9	662.8

Net income	419.2	131.2	28.1	70.5	649.0

Total assets at end of fiscal year	124,443.6	25,368.9	8,868.5	7,680.6	166,361.6

Notes:

(1)	Total revenue is comprised of Interest and dividend income and Noninterest income.
(2)	Total expenses are comprised of Interest expense, Provision (credit) for loan losses and Noninterest expenses.